GENERAL (Narrative) (Details) - USD ($) $ in Thousands				2 Months Ended	12 Months Ended
		Aug. 20, 2018	Nov. 14, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Purchase price						$ 76,870
Net tangible liabilities						2,291
Identifiable intangible assets						51,015
Goodwill				$ 1,284,710	$ 1,366,206	1,318,242	$ 1,284,710
Acquisition costs					1,249	970	$ 9,348
Net operating losses carryforward					88,528	79,196
Amount of goodwill						28,145
Goodwill from acquisitions	[1]				$ 54,203	$ 24,346
inContact [Member]
Business Acquisition [Line Items]
Consideration transferred in acquisition			$ 1,050,054
Percentage of consolidated total assets constituted by acquired entity				4.20%			4.20%
Percentage of consolidated net income constituted by acquired entity from acquisition date				1.20%
Mattersight [Member]
Business Acquisition [Line Items]
Goodwill		$ 48,579
Total consideration		105,053
Mattersight [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Total assets acquired and liabilities assumed		$ 50,852
Mattersight [Member] | Core Technology [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful life		5 years
Mattersight [Member] | Core Technology [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful life		7 years
Mattersight [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Total assets acquired and liabilities assumed		$ 7,757
Estimated useful life		7 years
Mattersight [Member] | Customer Backlog [Member]
Business Acquisition [Line Items]
Total assets acquired and liabilities assumed		$ 5,439
Mattersight [Member] | Customer Backlog [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful life		2 years
Mattersight [Member] | Customer Backlog [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful life		3 years

[1]	Including adjustments of $5,624 and $(3,799), resulting from finalization of purchase price allocations with respect to 2018 and 2017, respectively.